COLUMBIA COMMON STOCK FUND, INC., COLUMBIA BALANCED FUND, INC., COLUMBIA GROWTH FUND, INC., COLUMBIA SPECIAL FUND, INC., COLUMBIA SMALL CAP FUND, INC., COLUMBIA REAL ESTATE EQUITY FUND, INC., COLUMBIA INTERNATIONAL STOCK FUND, INC., COLUMBIA
   STRATEGIC VALUE FUND, INC., COLUMBIA TECHNOLOGY FUND, INC., COLUMBIA DAILY INCOME COMPANY, COLUMBIA FIXED INCOME SECURITIES FUND, INC., COLUMBIA SHORT TERM BOND FUND, INC., COLUMBIA HIGH YIELD FUND, INC., COLUMBIA OREGON MUNICIPAL BOND
    FUND, INC. AND COLUMBIA NATIONAL MUNICIPAL BOND FUND, INC. (THE "FUNDS")

     SUPPLEMENT TO THE PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION
                             DATED NOVEMBER 1, 2002

         Effective April 1, 2003, the name of the Funds' investment adviser will be changed to "Columbia Management Advisers, Inc." This name change will not affect the way your fund is managed, the investment personnel assigned to manage your fund or the fees paid by your fund to Columbia.




                                  APRIL 1, 2003